SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 3,603,163	$ 3,354,500	$ 3,055,423
Total other comprehensive income (loss)	35,377	(11,960)	52,145
Ending balance	3,876,528	3,603,163	3,354,500
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(71,070)	(59,110)	(111,255)
Other comprehensive income (loss) before reclassifications	40,998	(16,057)	26,539
Amounts reclassified from accumulated other comprehensive income (loss)	(5,621)	4,097	25,606
Total other comprehensive income (loss)	35,377	(11,960)	52,145
Ending balance	(35,693)	(71,070)	(59,110)
Unrealized gains (losses) on marketable securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3,590)	(4,086)	(34,386)
Other comprehensive income (loss) before reclassifications	(749)	919	18,029
Amounts reclassified from accumulated other comprehensive income (loss)	4,467	(423)	12,271
Total other comprehensive income (loss)	3,718	496	30,300
Ending balance	128	(3,590)	(4,086)
Unrealized gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	1,832	933	(7,102)
Other comprehensive income (loss) before reclassifications	16,844	(3,621)	(5,300)
Amounts reclassified from accumulated other comprehensive income (loss)	(10,088)	4,520	13,335
Total other comprehensive income (loss)	6,756	899	8,035
Ending balance	8,588	1,832	933
Foreign currency translation adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(69,312)	(55,957)	(69,767)
Other comprehensive income (loss) before reclassifications	24,903	(13,355)	13,810
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Total other comprehensive income (loss)	24,903	(13,355)	13,810
Ending balance	$ (44,409)	$ (69,312)	$ (55,957)